INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
Current provision	$ 1,596	$ 1,443	$ 1,522
Deferred provision (benefit)	(144)	(12)	(251)
Total income tax expense	$ 1,452	$ 1,431	$ 1,271